Income taxes (Tables)	12 Months Ended
Mar. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation
Reconciliations of the differences between the income tax expenses of the Company and the PRC statutory EIT rate applicable to losses of the consolidated entities are as follows:

	Year ended March 31, 2020	Year ended March 31, 2021	Year ended March 31, 2022
	RMB	RMB	RMB
Loss before income taxes	(175,925)	(193,391)	(134,812)
Income tax computed at respective applicable tax rate s	(43,981)	(48,348)	(33,702)
Effect of different tax jurisdiction	19,507	14,272	2,341
Super deduction for research and development expenses (a)	(4,719)	(2,632)	(1,881)
Non-deductible expenses	138	140	97
Change in valuation allowance	29,567	37,439	34,716

Total	512	871	1,571

(a)
According to the relevant laws and regulations promulgated by the State Administration of Tax of the PRC, from 2018 onwards, enterprises engaging in research and development activities are entitled to claim
 175% of their qualified research and development expenses so incurred as tax deductible expenses. The additional deduction of 75%
of qualified research and development expenses (the “Super Deduction”) can be directly claimed in the annual EIT filing. For the years end March 31, 2020, 2021 and 2022, the Super Deduction for research and development expenses available to the Company amounted to
 RMB4.7 million, RMB2.6 million and RMB1.9 million, respectively.

Reconciliations between the effective income tax rate and the PRC statutory income tax rates are as follows:

	Year ended March 31, 2020	Year ended March 31, 2021	Year ended March 31, 2022
	RMB	RMB	RMB
PRC statutory income tax rates	25%	25%	25%
Tax holiday effec t	(3%)	1%	3%
Difference in tax rates of subsidiaries outside PRC	(8%)	(8%)	(8%)
Super deduction for research and development expenses	3%	1%	1%
Non-deductible expenses	0%	0%	0%
Change in valuation allowance	(17%)	(19%)	(20%)

Effective income tax rate	0%	0%	1%

Summary of Income Tax Holiday	The following table sets forth the effect of tax holiday effect on China operations:

	Year ended March 31, 2020	Year ended March 31, 2021	Year ended March 31, 2022
	RMB	RMB	RMB
Tax holiday effect	(5,471)	1,074	3,513
Basic and diluted net loss per share effect	(0.25)	0.02	0.05

Schedule of Components of Income Tax Expense (Benefit)
The current and deferred portions of income tax expenses included in the consolidated statements of comprehensive loss are as follows:

	Year ended March 31, 2020	Year ended March 31, 2021	Year ended March 31, 2022
	RMB	RMB	RMB
Current income tax expense/(benefit)	149	1,018	(582)
Deferred tax expense/(benefit)	(661)	(1,889)	(989)

Income tax credit, net	(512)	(871)	(1,571)

Schedule of Deferred Tax Assets And Tax Liabilities
Deferred taxes were measured using the enacted tax rates for the periods in which they are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax asset and liabilities balances as of March 31, 2021 and 2022 are as follows:

	As of March 31, 2021	As of March 31, 2022
	RMB	RMB
Deferred tax assets:
Net accumulated loss-carry forward	143,426	172,059
Deferred deductible advertising expense	940	2,483
Allowance	130	78
Contract liabilities	413	419
Accruals	5,069	2,208
Less: Valuation allowance	(149,978)	(177,247)

	—	—

Deferred tax liabilities:
Recognition of intangible assets arising from asset acquisition and business combination	(6,119)	(5,130)
Unrealized fair value change of the available-for-sale debt investments	(2,839)	283

Net deferred tax liabilities	(8,958)	(4,847)

Summary of Valuation Allowance
Movement of valuation allowance is as follows:

	As of March 31, 2021	As of March 31, 2022
	RMB	RMB
Beginning balance	112,539	149,978
Change of valuation allowance	37,439	27,269

Ending balance	149,978	177,247